SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS (Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial income:
Foreign currency translation adjustments			$ 12
Realized gain on marketable securities	135	1	1,862
Interest income and amortization/accretion of premium/discount on marketable securities or bank deposits	3	1	2
Dividend on equity marketable securities	25	30	85
Financial income	163	32	1,961
Financial expenses:
Bank charges	(28)	(25)	(20)
Foreign currency translation adjustments	(14)	(45)
Financial expense	(42)	(70)	(20)
Financial Inome (Expense), Net	$ 121	$ (38)	$ 1,941